Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 143,215	$ 136,770
Accumulated Depreciation	79,950	45,384
Net Carrying Value	63,265	91,386
Computer Hardware [Member]
Cost	56,672	54,404
Accumulated Depreciation	45,437	28,093
Net Carrying Value	11,235	26,311
Laboratory Equipment [Member]
Cost	67,272	63,866
Accumulated Depreciation	26,636	13,430
Net Carrying Value	40,635	50,436
Office Furniture and Equipment [Member]
Cost	19,271	18,500
Accumulated Depreciation	7,877	3,861
Net Carrying Value	$ 11,395	$ 14,639